Related Party Disclosures (Tables)	6 Months Ended
Jun. 30, 2019
Related party transactions [abstract]
Schedule of Related Party Disclosures

The following relationships exist with the Maruho Group as a result of the research partnership and the acquisition of Cutanea:

in EUR thousands	June 30, 2019	December 31, 2018
Revenue from research collaborations	162	91
Income from the reimbursement of restructuring expenses	5,522	0
Receivables from research cooperation	62	0
Receivables from the Share Purchase Agreement	12,825	0
Purchase price liabilities Cutanea Life Sciences, Inc.	17,485	0